Analysis of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets are analyzed as:
Current	$ 9,585	$ 6,443
Deferred tax liabilities are analyzed as:
Non-current	(45,812)	(23,369)
Total	$ (36,227)	$ (16,926)